Subsequent Events - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended
	Oct. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Apr. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Increase in common stock repurchase program, authorized amount			$ 100,000,000	$ 50,000,000	$ 100,000,000	$ 75,000,000
Cash dividend declared per common shares		$ 0.25
Maximum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount							$ 25,000,000
Subsequent Event
Subsequent Event [Line Items]
Increase in common stock repurchase program, authorized amount	$ 100,000,000
Cash dividend declared per common shares	$ 0.25
Cash dividend payable date	Dec. 15, 2022
Subsequent Event | Series A Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share	$ 0.44
Preferred cash dividend per depositary share total aggregate amount payable	$ 2,625,000
Subsequent Event | Series B Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share	$ 0.39
Preferred cash dividend per depositary share total aggregate amount payable	$ 2,344,000
Subsequent Event | Minimum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount	350,000,000
Subsequent Event | Maximum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount	$ 450,000,000